Segment and geographic information - Depreciation and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 197,257	$ 177,354	$ 149,268
Total property and equipment expenditures	281,350	327,636	360,097
Operating segments
Segment Reporting Information [Line Items]
Depreciation and amortization	189,571	167,781	141,746
Operating segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	76,984	70,868	68,249
Total property and equipment expenditures	120,442	108,140	121,913
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	58,551	50,481	41,195
Total property and equipment expenditures	64,477	99,140	113,823
Operating segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	54,036	46,432	32,302
Total property and equipment expenditures	96,309	120,301	122,616
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	7,686	9,573	7,522
Total property and equipment expenditures	$ 122	$ 55	$ 1,745